Intangible assets (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets (Details Narrative)
Fees And Royalties	$ 384,896	$ 555,144	$ 497,676